DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
Ownership percentage in two subsidiaries	100.00%
Prior Period Adjustments [Line Items]
Deposits on acquisition of future land use right	$ 24,076,660	$ 12,710,719
Payment of acquisition of future land use right	11,112,875	10,213,261	2,093,071
Subsequent Event [Member]
Prior Period Adjustments [Line Items]
Deposits on acquisition of future land use right	24,076,660
Payment of acquisition of future land use right	11,112,875
Previously Reported [Member] | Subsequent Event [Member]
Prior Period Adjustments [Line Items]
Deposit on acquisition of business	24,076,660
Deposit payment to investing business	$ 11,112,875